Revenue - Contract Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	May 31, 2019
Disaggregation of Revenue [Line Items]
Consideration received in collaborative development agreement							$ 300
Variable consideration							$ 300
Contract assets reversed						$ 300
Agreement evaluation period	24 months
Agreement termination advance notice period	90 days
Revenue recognized during period previously included in deferred revenue		$ 500	$ 300	$ 1,000	$ 300
Contract asset		$ 0		$ 0
Spark [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Agreement termination advance notice period	90 days
Spark [Member] | Maximum [Member]
Disaggregation of Revenue [Line Items]
Agreement termination advance notice period	180 days
Spark [Member] | License [Member]
Disaggregation of Revenue [Line Items]
Variable consideration	$ 3,000
Spark [Member] | License [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-05-21
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction	2 years